Current and long-term debt - 2021 $43.6 million credit facility (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1
Borrowings	$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,948,592,000	3,145,623,000
Repayments	1,135,104,000
2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments	41,900,000
2021 $43.6 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	0	$ 43,550,000
Repayments	$ 43,550,000
2021 $43.6 Million Credit Facility | LR1
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			2
ABN AMRO / K-Sure Credit Facility | 2021 $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 43,600,000